Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

We depreciate the cost evenly over the assets’ estimated useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

	Depreciable life	Residual value
Machinery and Equipment	5 years	0%
Furniture and fixture	7 years	0%
Computer and software	3 years	0%